Stockholders' Equity (Details 6) - USD ($)	3 Months Ended	5 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	$ 286,149	$ 1,105,769
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	270,653	1,093,977
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	15,496	5,542
Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	0
Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	6,250
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	67,842
Research and Development Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	67,842
Research and Development Expense [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	0
Research and Development Expense [Member] | Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	0
Research and Development Expense [Member] | Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	0
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	286,149	1,037,927
General and Administrative Expense [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	270,653	1,026,135
General and Administrative Expense [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	15,496	5,542
General and Administrative Expense [Member] | Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	0
General and Administrative Expense [Member] | Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	$ 0	$ 6,250